Finance costs	6 Months Ended
Jun. 30, 2025
Finance costs.
Finance costs

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

9.Finance costs

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Interest expense - third party borrowings	72.2	78.7	152.7	172.0
Interest and finance charges for lease liabilities	16.6	18.4	32.2	34.1
Fees on borrowings and financial derivatives	13.5	3.1	15.3	8.0
Interest expense - withholding tax paid on bond interest	8.3	7.1	16.9	7.1
Unwinding of discount on decommissioning liability	2.3	2.2	4.6	4.5
Net foreign exchange loss arising from financing - realized	1.4	—	7.0	23.3
Net foreign exchange loss arising from financing - unrealized	—	169.7	—	1,543.4
Net foreign exchange loss on derivative instruments - realized	—	—	—	20.3
	114.3	279.2	228.7	1,812.7